K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

November 10, 2016
EDGAR FILING
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	First Investors Income Funds File Nos. 002-89287 and 811-03967 Post-Effective Amendment No. 83

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of First Investors Income Funds (the “Registrant”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 83 to the Trust’s currently effective Registration Statement on Form N-1A (“Post-Effective Amendment No. 83”) relating to the First Investors Government Cash Management Fund and First Investors Strategic Income Fund (the “Funds”).  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Registrant.

The primary purpose of this filing is to reflect changes to the investment strategies of the Funds.  Pursuant to Rule 485(a)(1) under the 1933 Act, Post-Effective Amendment No. 83 will become effective 60 days after filing.

 If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours, /s/ Kathy K. Ingber Kathy K. Ingber

Attachments

cc:	Mary Carty Mary Najem Foresters Investment Management Company, Inc.